Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 428	$ 583	$ 461
Other comprehensive income / (loss), net of tax
Foreign currency translation adjustments	201	(435)	(469)
Pension and other postretirement benefits	(59)	166	91
Derivatives qualifying as hedges	20	23	(15)
Total other comprehensive income / (loss)	162	(246)	(393)
Total comprehensive income	590	337	68
Net income attributable to noncontrolling interests	(105)	(87)	(68)
Translation adjustments attributable to noncontrolling interests	(3)	2	3
Derivatives qualifying as hedges attributable to noncontrolling interests	0	(2)	1
Comprehensive income attributable to Crown Holdings	$ 482	$ 250	$ 4